Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Redeemable Convertible Preferred Stock Series B [Member]
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock liquidation preference value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock shares authorized (in shares)	40,000	40,000
Preferred stock shares issued (in shares)	30,700	32,700	35,000
Preferred stock shares outstanding (in shares)	30,700	32,700	35,000
Redeemable Convertible Preferred Stock Series B [Member] | Scenario, Previously Reported [Member]
Preferred stock shares authorized (in shares)		35,000	35,000
Common Class A [Member]
Common stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock shares issued (in shares)	17,619,118	17,502,673	17,202,228
Common stock shares outstanding (in shares)	17,619,118	17,502,673	17,202,228